Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets and liabilities [abstract]
Deferred tax assets	CAD 4,569	CAD 4,439
Deferred tax liabilities	(1,281)	(1,359)
Net deferred tax assets	CAD 3,288	CAD 3,080	CAD 2,832